Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Less accumulated depreciation and amortization	$ 1,202,100		$ 1,083,100	$ 1,103,700
Total	2,365,300		2,088,700	1,516,300
Property and equipment, net	1,163,200	$ 1,168,400	1,005,600	412,600
Automobiles
Property and equipment, gross	22,000		22,000	22,000
Computer equipment
Property and equipment, gross	$ 432,700		327,700	233,500
Computer equipment | Minimum [Member]
Useful lives	3 years
Computer equipment | Maximum [Member]
Useful lives	5 years
Machinery and equipment
Property and equipment, gross	$ 1,533,000		1,364,900	1,047,600
Machinery and equipment | Minimum [Member]
Useful lives	3 years
Machinery and equipment | Maximum [Member]
Useful lives	7 years
Furniture and fixtures
Property and equipment, gross	$ 105,200		105,200	148,800
Furniture and fixtures | Minimum [Member]
Useful lives	4 years
Furniture and fixtures | Maximum [Member]
Useful lives	10 years
Leasehold improvements
Property and equipment, gross	$ 272,400		$ 268,900	$ 64,400
Leasehold improvements | Minimum [Member]
Useful lives	3 years
Leasehold improvements | Maximum [Member]
Useful lives	10 years